Segments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Schedule of Revenue from External Customers by Country

Revenue from external customers by country, based on the location of the customer is as follows:

ANALYSIS OF REVENUE BY COUNTRY:	2020	2021	2022

United States	$54,655	$250,755	$139,554
Italy	24,098	65,659	49,200
United Kingdom	39,936	56,282	22,259
Germany	1,462	16,261	8,638
Colombia	8,789	12,101	10,949
Sweden	3,128	6,954	3,903
Other	7,085	13,416	19,973
Total revenue	$139,153	$421,428	$254,476

Schedule of Non-current Assets by Country

Non-current assets by country are as follows:

ANALYSIS OF NON-CURRENT ASSETS BY COUNTRY:	2021	2022
United Kingdom	$199,312	$137,811
United States	22,537	19,986
Italy	10,600	9,324
Colombia	3,780	3,622
Spain	585	716
Sweden	630	605
Germany	277	413
Other	1,039	1,597
Total	$238,760	$174,074